Accounts Receivable, Net - Schedule of Allowance for Expected Credit Losses, Net (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 HKD ($)	Dec. 31, 2025 HKD ($)
Schedule of Allowance for Expected Credit Losses, Net [Abstract]
Beginning balance	$ 76,145	$ 597,128	$ 491,148
Addition	170,784	1,339,291	597,128
Reversal	(76,145)	(597,128)	(491,294)
Written-off
Exchange alignment	1,086	8,512	146
Ending balance	$ 171,870	$ 1,347,803	$ 597,128